American Century Brokerage

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American Century
Investments
Fund Profile

INVESTOR CLASS
Tax-Free Money Market Fund

January 31, 2007

THIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE
FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT
THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH
INVESTING IN THE FUND, THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST.

You may obtain the prospectus and other information about the fund at no cost by calling us at 1-888-345-2071, accessing our Web site or visiting one of our
Investor Centers. See the back cover for additional telephone numbers and our address.

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Tax-Free Money Market Fund

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

   Tax-Free Money Market seeks safety of principal and high current income that is exempt from federal income tax.

2.WHAT IS THE FUND'S INVESTMENT STRATEGY?

   The portfolio managers invest at least 80% of the fund's assets in cash-equivalent, high-quality debt securities with interest payments exempt from federal income tax. Cities, counties and other municipalities in the 50 states and U.S. territories usually issue these securities for public projects, such as schools and roads.

   The portfolio managers also may buy cash-equivalent, high-quality debt securities with interest payments exempt from regular federal income tax, but not exempt from the federal alternative minimum tax. Cities, counties and other municipalities usually issue these securities (called private activity bonds) to fund for-profit private projects, such as hospitals and athletic stadiums. No more than 20% of the fund's assets may be invested in these securities.

   Additional information about Tax-Free Money Market's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

   * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any
     other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in it.

   * Because cash-equivalent securities are among the least risky securities available, the interest they pay is among the lowest for interest-paying securities. Accordingly, the yield on this fund will likely be lower than funds that invest in longer-term or lower-quality securities.

   * Some of the fund's income may be subject to the federal alternative minimum tax.

   * Because the fund invests primarily in municipal securities, it will be sensitive to events that affect municipal markets. Tax-Free Money Market may have a higher level of risk than funds that invest in a larger universe of securities.

   * There is no guarantee that all of the fund's income will remain exempt from federal or state income taxes. Income from municipal bonds held by a fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer.

   FUND PERFORMANCE

   The following bar chart shows the actual performance of Tax-Free Money
   Market's shares for each of the last 10 calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year.
   The bar chart and the performance information below are not intended to indicate how the fund will perform in the future. Account fees are not reflected in the chart below. If they had been included, returns would be lower than those shown.

   Calendar Year-By-Year Returns(1)
   ----------------------------------------------------------------------------
   2006               3.08%
   2005               2.05%
   2004               0.87%
   2003               0.73%
   2002               1.18%
   2001               2.52%
   2000               3.82%
   1999               2.97%
   1998               3.47%
   1997               3.43%
   ----------------------------------------------------------------------------

 (1) From August 1, 1997 to July 31, 1998, all or a portion of the fund's management fee was waived. As a result, the fund's returns are higher than they would have been had the waiver not been in effect. Beginning on August 1, 1998, management fees were phased in at a rate of 0.10%
     each month until December 1, 1998.

   The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                              Highest                Lowest
   ----------------------------------------------------------------------------
   Tax-Free Money Market   1.01% (4Q 2000)        0.14% (3Q 2003)

   The following table shows the average annual total returns of the fund's shares for the periods indicated. For current performance information, including yields, please call us or access our Web site.

                                    1 YEAR      5 YEARS       10 YEARS(1)
   ----------------------------------------------------------------------------
     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED DECEMBER 31, 2006)
   ----------------------------------------------------------------------------
         Tax-Free
            Money Market             3.08%        1.58%          2.41%

    (1) From August 1, 1997, to July 31, 1998, all or a portion of the fund's management fee was waived. As a result, the fund's returns are higher than they would have been had the waiver not been in effect.
        Beginning on August 1, 1998, management fees were phased in at a rate of
        0.10% each month until December 1, 1998.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

   There are no sales loads, fees or other charges
   * to buy fund shares directly from American Century
   * to reinvest dividends in additional shares
   * to exchange into the Investor Class shares of other American Century funds
   * to redeem your shares, other than a $20 fee to redeem by wire

   The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

   SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
   ----------------------------------------------------------------------------
       Maximum Account Maintenance Fee              $25(1)
   ----------------------------------------------------------------------------

       (1) Applies only to investors whose total eligible investments with
           American Century are less than $10,000.

   ----------------------------------------------------------------------------
   ANNUAL FUND OPERATING EXPENSES
   (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
   ----------------------------------------------------------------------------
         Management Fee                           0.49%(1)
         Distribution and Service (12b-1) Fees    None
         Other Expenses                           0.03%(2)
         Total Annual Fund Operating Expenses     0.52%
   ----------------------------------------------------------------------------

   (1) The fund pays the advisor a single, unified management fee for arranging all services necessary for the fund to operate. The fee shown is based on assets during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's unified management fee rate generally decreases as fund assets increase and increases as fund assets decrease.

   (2) Other expenses include the fees and expenses of the fund's independent trustees and their legal counsel, as well as interest and portfolio insurance.

       EXAMPLE

          Assuming you . . .

          * invest $10,000 in the fund
          * redeem all of your shares at the end of the periods shown below
          * earn a 5% return each year
          * incur the same operating expenses as shown above

          . . . your cost of investing in the fund would be:

                1 year            3 years           5 years            10 years
   ----------------------------------------------------------------------------
                  $53              $167              $290                $652

          Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other mutual funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

   American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers and analysts working together to manage its mutual funds. Identified below are the portfolio managers who lead the team that manages Tax-Free
   Money Market:

   STEVEN M. PERMUT, Senior Vice President and Senior Portfolio Manager, has
   been a member of the team that manages the fund since June 2003. He joined
   American Century in June 1987 and became a portfolio manager in June 1990. He has a bachelor's degree in business and geography from State University of
   New York - Oneonta and an MBA in finance from Golden Gate University - San
   Francisco.

   TODD PARDULA, Vice President and Portfolio Manager, has been a member of the team that manages the fund since April 2006. He joined American Century in
   February 1990 and became a portfolio manager in April 1994. He has a bachelor's degree in finance from Santa Clara University. He is a CFA charterholder.

6. HOW DO I BUY FUND SHARES?

   American Century Brokerage offers several ways to purchase shares

   * Complete and return a brokerage application along with an investment check payable to American Century Brokerage

   * If you already have an American Century Brokerage account, simply contact us by writing, calling or accessing our Web site

   * Call us and send your investment by bank wire transfer

   Your initial investment in your brokerage account must be at least $2,500.
   If your account balance falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

   The most convenient way for you to sell money market fund shares in your brokerage account is to use our CheckWriting feature. If you do not have checks, you can call us during business hours or send us a letter requesting a redemption check or bank wire. A $20 wire fee will be deducted from your redemption to cover bank charges. In addition, we will automatically sell sufficient shares in Tax-Free Money Market when you direct us to make other investments in your brokerage account.

   Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests may require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

   Dividends are declared and available for redemption daily. Distributions will generally be exempt from federal income tax. Some of the fund's income may, however, be subject to the federal alternative minimum tax. Consult your tax advisor for information about whether you are subject to the federal alternative minimum tax. Distributions are paid on the last business day of the month. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

   American Century Brokerage offers several ways to make it easier for you to manage your account, such as

   * telephone transactions
   * wire and electronic funds transfers
   * TeleSelect Automated Information and Trading Line transactions
   * 24-hour online account access and transactions

    You will find more information about these choices in our Brokerage
    Information Kit, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

AMERICAN CENTURY BROKERAGE, INC.
P.O. BOX 419146
KANSAS CITY, MISSOURI 64141-6146

AMERICANCENTURY.COM

BROKERAGE CLIENT RELATIONS ASSOCIATE
1-888-345-2071

FAX
650-967-9627

TELESELECT AUTOMATED INFORMATION
AND TRADING LINE
1-888-345-2091

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113

SEP-IRA SERVICES
1-800-345-3533, ext. 4210

                                     The American Century Investments logo,
                                     American Century and American Century
                                     Investments are service marks of
                                     American Century Proprietary Holdings, Inc.

BK-PRF-53130   0701                  American Century Investment
                                     Services, Inc., Distributor